Exhibit 99.1

World Omni Auto Receivables Trust 2019-A
Monthly Servicer Certificate
February 28, 2021

Dates Covered
Collections Period	02/01/21 - 02/28/21
Interest Accrual Period	02/16/21 - 03/14/21
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/21	409,112,388.47	23,695
Yield Supplement Overcollateralization Amount 01/31/21	17,942,755.58	0
Receivables Balance 01/31/21	427,055,144.05	23,695
Principal Payments	17,048,607.98	506
Defaulted Receivables	686,573.17	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/21	16,838,759.67	0
Pool Balance at 02/28/21	392,481,203.23	23,155

Pool Statistics	$ Amount	# of Accounts
Pool Factor	36.85%
Prepayment ABS Speed	1.24%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	3,784,959.45	167
Past Due 61-90 days	1,063,273.57	63
Past Due 91-120 days	185,240.43	9
Past Due 121+ days	0.00	0
Total	5,033,473.45	239

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.23%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	651,816.11
Aggregate Net Losses/(Gains) - February 2021	34,757.06
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.10%
Prior Net Losses Ratio	0.42%
Second Prior Net Losses Ratio	1.07%
Third Prior Net Losses Ratio	1.85%
Four Month Average	0.86%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.90%

Overcollateralization Target Amount	5,191,340.98
Actual Overcollateralization	5,191,340.98
Weighted Average APR	3.88%
Weighted Average APR, Yield Adjusted	6.51%
Weighted Average Remaining Term	41.84

Flow of Funds	$ Amount
Collections	22,570,569.40
Investment Earnings on Cash Accounts	84.54
Servicing Fee(1)	(355,879.29)
Transfer to Collection Account	-
Available Funds	22,214,774.65

Distributions of Available Funds
-
(2) Class A Interest	917,351.82
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	11,439,844.26
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,191,340.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	944,605.26
(12) Collection Account Redeposits	3,589,000.00

Total Distributions of Available Funds	22,214,774.65

Servicing Fee	355,879.29
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 02/16/21	403,921,047.49
Principal Paid	16,631,185.24
Note Balance @ 03/15/21	387,289,862.25
Class A-1
Note Balance @ 02/16/21	0.00
Principal Paid	0.00
Note Balance @ 03/15/21	0.00
Note Factor @ 03/15/21	0.0000000%

Class A-2
Note Balance @ 02/16/21	0.00
Principal Paid	0.00
Note Balance @ 03/15/21	0.00
Note Factor @ 03/15/21	0.0000000%

Class A-3
Note Balance @ 02/16/21	274,251,047.49
Principal Paid	16,631,185.24
Note Balance @ 03/15/21	257,619,862.25
Note Factor @ 03/15/21	74.2420352%

Class A-4
Note Balance @ 02/16/21	82,950,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	82,950,000.00
Note Factor @ 03/15/21	100.0000000%

Class B
Note Balance @ 02/16/21	31,150,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	31,150,000.00
Note Factor @ 03/15/21	100.0000000%

Class C
Note Balance @ 02/16/21	15,570,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	15,570,000.00
Note Factor @ 03/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,049,984.15
Total Principal Paid	16,631,185.24
Total Paid	17,681,169.39

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.04000%
Interest Paid	694,769.32
Principal Paid	16,631,185.24
Total Paid to A-3 Holders	17,325,954.56

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.0138211
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.0583827
Total Distribution Amount	17.0722038

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.0022171
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	47.9284877
Total A-3 Distribution Amount	49.9307048

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	687.86
Noteholders' Principal Distributable Amount	312.14

Account Balances	$ Amount
Reserve Account
Balance as of 02/16/21	2,595,670.49
Investment Earnings	30.58
Investment Earnings Paid	(30.58)
Deposit/(Withdrawal)	-
Balance as of 03/15/21	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,557,757.22	$1,411,128.40	$3,247,295.33
Number of Extensions	69	61	127
Ratio of extensions to Beginning of Period Receivables Balance	0.36%	0.32%	0.69%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee,  in whole or in part, at the discretion of the Servicer.

      Such amounts have priority prior to the application of Available Funds.